Notional Principal Amounts of Derivative Financial Instruments Outstanding (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Option contracts USD ($)	Mar. 31, 2012 Option contracts JPY (¥)	Mar. 31, 2011 Option contracts JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)
Forwards and options:
Sale of foreign currencies	$ 1,576,610	¥ 129,282,000	¥ 94,504,000
Purchase of foreign currencies	961,695	78,859,000	87,605,000
Notional principal amount				$ 3,012	¥ 247,000	¥ 490,000	$ 1,012,366	¥ 83,014,000	¥ 123,424,000